Partners' Capital, Distributions And Net Income Per Common Unit	6 Months Ended
Jun. 30, 2011
Partners' Capital, Distributions And Net Income Per Common Unit
Partners' Capital, Distributions And Net Income Per Common Unit

6. Partners' Capital, Distributions and Net Income Per Common Unit

Partners' Capital

At June 30, 2011 and December 31, 2010, our outstanding equity consisted of 64,575,065 Class A Units and 39,997 Class B Units. Additionally 6,949,004 Waiver Units were outstanding. On July 20, 2011, we issued 7,350,000 Class A Units in a public offering. We received proceeds, net of underwriting discount, of $185 million from the offering.

Distributions

We paid or will pay the following distributions in 2010 and 2011:

Distribution For	Date Paid	Per Unit Amount	Limited Partner Interests Amount	General Partner Interest Amount	General Partner Incentive Distribution Amount	Total Amount

Fourth quarter 2009	February 2010	$0.3600	$14,251	$291	$2,037	$16,579
First quarter 2010	May 2010	$0.3675	$14,548	$297	$2,339	$17,184
Second quarter 2010	August 2010	$0.3750	$14,845	$303	$2,642	$17,790
Third quarter 2010	November 2010	$0.3875	$15,339	$313	$3,147	$18,799
Fourth quarter 2010	February 2011	$0.4000	$25,846	$—	$—	$25,846
First quarter 2011	May 2011	$0.4075	$26,343	$—	$—	$26,343
Second quarter 2011	August 2011 (1)	$0.4150	$29,866	$—	$—	$29,866

(1)	This distribution will be paid on August 12, 2011 to unitholders of record as of August 5, 2011. It includes $3.1 million of distributions on the 7,350,000 Class A Common Units issued in July 2011.

Net Income Per Common Unit

The following table sets forth the computation of basic and diluted net income per common unit.

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2011	2010	2011	2010
Numerators for basic and diluted net income per common unit:
Income attributable to Genesis Energy, L.P.	$17,358	$14,238	$24,388	$21,123
Less: General partner's incentive distribution to be paid for the period	—	(2,642)	—	(4,981)
Add: Expense (Credit) for Class B Awards	—	301	—	(1,676)

Subtotal	17,358	11,897	24,388	14,466
Less: General partner 2% ownership	—	(238)	—	(289)

Income available for common unitholders	$17,358	$11,659	$24,388	$14,177

Denominator for basic and diluted per common unit:	64,615	39,586	64,615	39,567

Basic and diluted net income per common unit	$0.27	$0.29	$0.38	$0.36